Pension and Non-pension Post-employment Benefit Plans - Surplus (Deficit) in Defined Benefit Pension and Other Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, end of year	$ 361.9	$ 380.1
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(373.9)	(396.9)
Plan assets, end of year	359.9	378.1
Reduction of plan assets due to IFRS restrictions described in note 2(l)	(1.6)	0.0
Deficiency of plan assets over accrued benefit obligations	(15.6)	(18.8)
Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(89.1)	(95.6)
Plan assets, end of year	2.0	2.0
Reduction of plan assets due to IFRS restrictions described in note 2(l)	0.0	0.0
Deficiency of plan assets over accrued benefit obligations	$ (87.1)	$ (93.6)